Redeemable Common Stock - Estimated Share Redemption Payouts (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Equity [Abstract]
Remainder of 2014	$ 1,164
2015	1,731
2016	1,388
2017	960
2018	192
Total estimated pay outs	$ 5,435